Document and Entity Information	3 Months Ended
Nov. 30, 2020
Document And Entity Information
Entity Registrant Name	CANNABIS GLOBAL, INC.
Entity Central Index Key	0001413488
Document Type	S-1/A
Amendment Flag	true
Amendment description	This amendment to Form S-1 corrects mistakes to the fixed offering price identified in the original filing.
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false